CERTIFICATION UNDER RULE 497(j)


November 20, 2012

                                                              VIA EDGAR

Securities and Exchange Commission
100 "F" Street NE
Washington, D.C.   20549

Re:	First Symetra National Life Insurance Company of New York
	First Symetra Separate Account S  ("Registrant")
	1933 Act File No. 333-183087
        1940 Act File No. 811-07949



Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated November 19, 2012, for the above-captioned registrant that would have filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent registration statement and the text of the most recent registration statement was filed electronically on November 16, 2012.


Sincerely,

/s/Suzanne Webb Sainato

 Suzanne Webb Sainato
Vice President and Chief Compliance Officer